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                                                                     May 2, 2000



Securities and Exchange Commission
450 Fifth Avenue, N. W.
Washington DC  20549

RE: Allmerica Select Separate Account II of First Allmerica Financial Life Insurance Company ("Registrant")
      Form S-6 (File No. 333-62369)
      Post-Effective Amendment No. 2 - Flexible payment variable life policies

Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508)855-4194.

                                            Very truly yours,

                                            /s/ Sheila B. St. Hilaire

                                            Sheila B. St. Hilaire
                                            Assistant Vice President & Counsel